Schedule of Roll Forward of Notes Outstanding (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Gross Notes outstanding, beginning of period	$ 20,636	$ 21,482	$ 21,482	$ 20,308
Notes issued	1,303	6,330	7,876	7,691
Note repayments / redemptions	(1,590)	(6,213)	(8,722)	(6,517)
Gross Notes outstanding, end of period	20,349	21,599	20,636	21,482
Less deferred financing costs, net	(383)	(407)	(367)	(416)
Notes outstanding, net	19,966	21,192	20,269	21,066
Less deferred financing costs, net	(383)	(407)	(367)	(416)
Notes outstanding, net	$ 19,966	$ 21,192	$ 20,269	$ 21,066